Trading Advisors and the Trading Companies - Additional Information (Detail) - USD ($)					9 Months Ended	12 Months Ended			14 Months Ended	24 Months Ended
	Jul. 31, 2016	Jun. 30, 2016	Jan. 31, 2016	Jan. 01, 2016	Sep. 30, 2014	Dec. 31, 2016	Oct. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading quarterly advisor incentive fee, on trading profits						20.00%
Trading Company brokerage fees and transaction cost rate basis as a percentage charged to retail commodity customers						100.00%
Trading company monthly administrative fee						0.03%
Trading company annual administrative fee rate						0.35%
Morgan Stanley Smith Barney Altis I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies											11.60%
Management fee, monthly basis		0.1042%
Management fee, annual basis		1.25%
Morgan Stanley Smith Barney Aspect I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies						14.40%			14.40%	14.40%	11.50%
Management fee, monthly basis						0.125%
Management fee, annual basis						1.50%
Morgan Stanley Smith Barney BHM I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies											0.30%
Management fee, monthly basis			0.1667%
Management fee, annual basis			2.00%
Morgan Stanley Smith Barney Augustus I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies											23.20%
Management fee, monthly basis	0.125%
Management fee, annual basis	1.50%
Morgan Stanley Smith Barney TT II, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies						0.90%			0.90%	0.90%	0.70%
Management fee, monthly basis							0.1042%		0.0833%
Management fee, annual basis							1.25%		1.00%
Trading quarterly advisor incentive fee, on trading profits				20.00%
Morgan Stanley Smith Barney TT II, LLC [Member] | Less Than $400,000,000 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis					0.125%
Management fee, annual basis					1.50%
Morgan Stanley Smith Barney TT II, LLC [Member] | Less Than $400,000,000 [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 400,000,000
Morgan Stanley Smith Barney TT II, LLC [Member] | Equal to or Greater Than $400,000,000 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis					0.1042%
Management fee, annual basis					1.25%
Morgan Stanley Smith Barney TT II, LLC [Member] | Equal to or Greater Than $400,000,000 [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 400,000,000
Morgan Stanley Smith Barney Boronia I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies						8.00%			8.00%	8.00%	4.80%
Management fee, monthly basis											0.125%
Management fee, annual basis											1.50%
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Less Than or Equal to US$60 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis								0.25%
Management fee, annual basis								3.00%
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Less Than or Equal to US$60 Million [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets								$ 60,000,000
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to US$120 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis								0.156%
Management fee, annual basis								1.875%
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to US$120 Million [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets								$ 120,000,000
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to US$120 Million [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets								$ 60,000,000
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $120 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis								0.125%
Management fee, annual basis								1.50%
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $120 Million [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets								$ 120,000,000
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies											37.10%
Management fee, monthly basis	0.125%
Management fee, annual basis	1.50%
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies						1.50%			1.50%	1.50%	1.10%
Management fee, monthly basis							0.1042%		0.0833%
Management fee, annual basis							1.25%		1.00%
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney TT II, LLC [Member] | Less Than $400,000,000 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis					0.125%
Management fee, annual basis					1.50%
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney TT II, LLC [Member] | Less Than $400,000,000 [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 400,000,000
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney TT II, LLC [Member] | Equal to or Greater Than $400,000,000 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis					0.1042%
Management fee, annual basis					1.25%
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney TT II, LLC [Member] | Equal to or Greater Than $400,000,000 [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 400,000,000
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies						7.00%			7.00%	7.00%	2.80%
Management fee, monthly basis										0.125%
Management fee, annual basis										1.50%
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Less Than or Equal to US$60 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis								0.25%
Management fee, annual basis								3.00%
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Less Than or Equal to US$60 Million [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets								$ 60,000,000
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to US$120 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis								0.156%
Management fee, annual basis								1.875%
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to US$120 Million [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets								$ 120,000,000
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to US$120 Million [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets								$ 60,000,000
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $120 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis								0.125%
Management fee, annual basis								1.50%
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $120 Million [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets								$ 120,000,000